Note 9 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Federal Home Loan Bank, Advances [Table Text Block]
	2024		2023
		Weighted		Weighted
	Amount	Average Rate	Amount	Average Rate

FHLB fixed-rate advances maturing:
2024	$-	-%	$1,200	1.28%
2025	37,550	4.40	9,500	3.54
2026	4,500	4.02	4,000	3.91
2027	500	1.19	500	1.19
2028	500	1.22	500	1.22

Total	$43,050		$15,700